Components of Income Tax Benefit Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Components Of Income Tax Expense Benefit [Line Items]
Current	$ 11,257	$ 12,837	$ 9,694
Deferred	1,570	(59,572)	18,314
Total income tax expense (benefit)	$ 12,827	$ (46,735)	$ 28,008